S000051556 [Member] Investment Risks		2 Months Ended
	Oct. 31, 2024	Dec. 31, 2024
Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

FlexShares Real Assets Allocation Index Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
MLP Risk is the risk that accompanies an investment in MLP units. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors, such as the Fund, than investments in a corporation. An investor in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but may not be shielded from liability to the same extent that a shareholder of a corporation would be. MLPs are also subject to risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may also be sensitive to changes in interest rates and during periods of interest rate volatility, limited capital markets access and/or low commodities pricing and may not provide attractive returns.

FlexShares Real Assets Allocation Index Fund | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
MLP Tax Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment (and the Fund), and, consequently, lower income.

FlexShares Real Assets Allocation Index Fund | Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk is the risk that the Fund or an Underlying Fund is subject to the risks associated with investment in the real estate sector in addition to the gen eral risk of the stock market. Investing in securities of real estate companies will make an Underlying Fund, and the Fund, more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that an Underlying Fund, and the Fund, concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

FlexShares Real Assets Allocation Index Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REIT Risk is the risk that the Fund’s investments may be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs may have limited financial resources, may trade less frequently and in lower volume, engage in dilutive offerings or become more volatile than other securities. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemption from registration under the Investment Company Act of 1940.

FlexShares Real Assets Allocation Index Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
FlexShares Real Assets Allocation Index Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk is the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Funds in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Funds and other securities in which the Fund invests based on their market valuations. An investment of the Fund is subject to the risks associated with the Underlying Funds that comprise the Underlying Index. There is the risk that the Index Provider’s evaluations and assumptions regarding the asset classes represented by the Underlying Funds in the Underlying Index at any given time may be incorrect based on actual market conditions.
An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Funds. The Fund will indirectly pay a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to the Underlying Funds changes from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

FlexShares Real Assets Allocation Index Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk is the risk that, because the Fund invests in the Underlying Funds, the Fund’s realized losses on sales of shares of the Underlying Funds may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Funds will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Funds, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund’s investment in the Underlying Funds and may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if the Fund were to invest otherwise.

FlexShares Real Assets Allocation Index Fund | Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model Risk is the risk that the asset allocation model used to calculate the Underlying Index will not achieve its intended results.
FlexShares Real Assets Allocation Index Fund | Momentum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Momentum Risk is the risk that securities that have had higher recent price performance compared to other securities may be more volatile than a broad cross-section of securities or that returns on securities that have previously exhibited price momentum are less than returns on other securities or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments. An Underlying Fund may follow an index that selects constituent securities based on a “momentum” factor.

FlexShares Real Assets Allocation Index Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk is the risk that an Underlying Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

FlexShares Real Assets Allocation Index Fund | Quality Factor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quality Factor Risk is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund's performance may suffer.

FlexShares Real Assets Allocation Index Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

FlexShares Real Assets Allocation Index Fund | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if the Fund’s investments were not so concentrated in such country or region.

FlexShares Real Assets Allocation Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. Such events could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase.

FlexShares Real Assets Allocation Index Fund | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

FlexShares Real Assets Allocation Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, trans action costs, expenses and other factors. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund's ability to adjust its exposure to required levels in order to track its Index or cause delays in the Underlying Index's rebalancing schedule. During any such delay, it is possible that the Underlying Index, and, in turn, the Fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

FlexShares Real Assets Allocation Index Fund | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

FlexShares Real Assets Allocation Index Fund | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

FlexShares Real Assets Allocation Index Fund | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk is the risk that the Fund and the Underlying Funds face because their shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund or Underlying Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

FlexShares Real Assets Allocation Index Fund | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.•Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.•Forward Foreign Currency Contracts Risk is the risk that, if forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
FlexShares Real Assets Allocation Index Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.
In general, securities with longer maturities or durations are more sensitive to interest rate changes. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a low or negative yield and a decline in the Fund’s NAV. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates.

FlexShares Real Assets Allocation Index Fund | Mid and Small Cap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid and Small Cap Stock Risk is the risk that stocks of mid-sized and smaller companies may be more volatile than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized and small companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

FlexShares Real Assets Allocation Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

FlexShares Real Assets Allocation Index Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk is the risk that the sale price the Fund or an Underlying Fund could receive for a portfolio security may differ from the Fund’s or the Underlying Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s or an Underlying Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

FlexShares Real Assets Allocation Index Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

FlexShares Real Assets Allocation Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
•Real Estate Securities Risk is the risk that the Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.•Natural Resources Sector Risk is the risk that the Fund is subject to the risks associated with investment in companies within the natural resources sector in addition to the general risk of the stock market. Companies within the natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s or Underlying Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.•Infrastructure-Related CompaniesRisk is the risk that the Fund is subject to the risks associated with investment in infrastructure-related companies in addition to the general risk of the stock market. Risks associated with infrastructure-related companies include: (a) realized revenue volume may be significantly lower than projected and/or there will be cost overruns; (b) infrastructure project sponsors will alter their terms making a project no longer economical; (c) macroeconomic factors such as low gross domestic product (“GDP”) growth or high nominal interest rates will raise the average cost of infrastructure funding; (d) government regulation may affect rates charged to infrastructure customers; (e) government budgetary constraints will impact infrastructure projects; (f) special tariffs will be imposed; and (g) changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, a natural disaster, changes in market sentiment towards infrastructure and terrorist acts. Any of these events could cause the value of the Fund’s or Underlying Fund’s investments in infrastructure-related companies to decline.
FlexShares Real Assets Allocation Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
FlexShares Real Assets Allocation Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.